Acquisitions, Divestitures and Exchanges (Details) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Business Acquisition [Line Items]
Goodwill	$ 15,156	[1]	$ 303	[1]	$ 25,290	[1]
Licenses	17,101		15,750		337,622
Intangible assets subject to amortization	14,832		3,610		15,344
Net tangible assets (liabilities)	35,721		6,956		25,035
Purchase Price	82,810	[2]	26,619	[2]	403,291	[2]
US Cellular Segment Member | FCC Auction 73 Licenses [Member]
Business Acquisition [Line Items]
Licenses					300,479	[3]
Purchase Price					300,479	[2],[3]
US Cellular Segment Member | Licenses [Member]
Business Acquisition [Line Items]
Licenses	17,101		15,750
Purchase Price	17,101	[2]	15,750	[2]
US Cellular Segment Member | Other Licenses [Member]
Business Acquisition [Line Items]
Licenses					32,340
Purchase Price					32,340	[2]
US Cellular Segment Member | Businesses [Member]
Business Acquisition [Line Items]
Goodwill					2,963	[1]
Licenses					4,803
Intangible assets subject to amortization					1,045
Net tangible assets (liabilities)					341
Purchase Price					9,152	[2]
TDS Telecom ILEC Segment Member | Businesses [Member]
Business Acquisition [Line Items]
Goodwill	15,156	[1],[4]	289	[1]	22,206	[1]
Intangible assets subject to amortization	14,832	[4]	3,610		14,299
Net tangible assets (liabilities)	35,721	[4]	6,956		24,694
Purchase Price	65,709	[2],[4]	10,855	[2]	61,199	[2]
TDS Telecom ILEC Segment Member | Other Acquisition [Member]
Business Acquisition [Line Items]
Goodwill			14	[1]	121	[1]
Purchase Price			$ 14	[2]	$ 121	[2]

[1]	$9.8 million and $1.6 million of the goodwill was amortizable for income tax purposes in 2010 and 2008, respectively. No transactions resulted in amortizable goodwill for income tax purposes in 2009.
[2]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[3]	King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.
[4]	TDS executed two separate business acquisitions in 2010. Both businesses are managed services companies that provide colocation, dedicated hosting, Internet and virtual computing services to small and medium-sized companies. These businesses are included in TDS Telecom's ILEC segment.